Trade receivables - Schedule of Trade Receivables (Details) - Trade receivables - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	SFr 305.3	SFr 246.2
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	311.1	257.0
Gross carrying amount | Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	231.5	182.2
Gross carrying amount | Past due 1 - 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71.4	58.5
Gross carrying amount | Past due 91 - 180 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2.0	5.4
Gross carrying amount | Past due > 181 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6.2	10.8
Expected credit loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	SFr (5.7)	SFr (10.7)	SFr (13.3)